Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
PowerShares Multi-Strategy Alternative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Multi-Strategy Alternative Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Multi-Strategy Alternative Portfolio (the “Fund”) seeks a positive total return that has a low correlation to the broader securities markets.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the period from the Fund’s commencement of operations (May 27, 2014) through October 31, 2014, the Fund’s portfolio turnover was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the ratio of expenses to average net assets included in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses for periods thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity securities, financial futures contracts, forward currency contracts and other securities. Invesco Advisers, Inc., the sub-adviser to the Fund (“Invesco” or the “Sub-Adviser”), selects investments for inclusion in the Fund’s portfolio with reference to the components of the Morgan Stanley Multi-Strategy Alternative Index (the “Benchmark”) through a quantitative process that seeks to exceed the Benchmark’s performance.

Morgan Stanley & Co., LLC (the “Benchmark Agent”) develops, maintains and sponsors the Benchmark, which includes a combination of quantitative, rules-based strategies (the “Benchmark Strategies”). The Fund will follow the Benchmark Strategies while seeking to outperform the Benchmark. The Benchmark Strategies are designed to capture non-traditional risk premia across equities, rates, currencies and volatility markets. A “risk premium” is the economic concept that an investor should receive a premium (that is, a higher expected return) for bearing risk. In other words, risk premium refers to the return that is expected for assuming a particular market risk.

The Benchmark Strategies may be categorized into three types: (1) Quantitative/Stylistic Strategies, (2) Volatility Risk Premium Strategies, and (3) Carry Strategies. Quantitative/Stylistic Strategies consist of rules-based methodologies designed to identify undervalued stocks or currencies using relative valuation, fundamental analysis and publicly-available market information (such as regulatory filings regarding the equity holdings of institutional investment managers). A Quantitative or Stylistic Strategy may take a long/short position to generate market neutral returns. Volatility Risk Premium Strategies consist of rules-based investment methodologies designed to capture the difference between implied (i.e., expected) and realized (i.e., actual) volatility that is often observed in equity and currency options markets. The volatility risk premium can be seen as compensation to option sellers for taking on potential risk of losses during periods when realized volatility increases suddenly. In addition, the volatility premium reflects the supply/demand imbalance often present in each asset class. Carry Strategies consist of rules-based methodologies designed to capture the forward rate bias and term premium often observed in currency, interest rate and equity volatility markets. Forward rate bias is the tendency for the markets to overestimate the amount of future price changes that might actually occur; the actual price movements tend to be smaller than the expectations as measured by forward rates.

The Fund’s equity exposure may be obtained through direct investment in equity securities or through investment in other investment companies. The equity securities in which the Fund may invest include common stocks of publicly traded companies of any capitalization. As part of the investment process described above, under normal market conditions, the Fund may take both long and short positions in equity securities, other investment companies, and equity index futures.

Additionally, the Fund may take long and short positions in various currencies by investing in currency forward and/or futures contracts. The Fund also may purchase and sell interest rate futures, including Eurodollar interest rate futures or Euro Euribor interest rate futures, and Chicago Board Options Exchange Volatility Index (“VIX Index”) futures contracts. The Fund will make significant use of financial futures contracts and forward contracts to gain exposure to various asset classes to generate returns, for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure, and to earn income and enhance returns. One or more of these instruments may have a leveraging effect on the Fund. This financial leverage occurs when the Fund’s market exposure exceeds the amounts actually invested. This leverage will vary over time and may at times be significant. However, any instance of financial leverage will be covered in accordance with guidance promulgated by the Securities and Exchange Commission (“SEC”) and its staff. The Fund does not presently intend to borrow money for investment purposes, and will not be operated in a manner designed to seek to return a multiple of the performance of the Benchmark or any index. However, the Fund may engage in frequent and active trading of portfolio securities and other instruments to achieve its investment objective.

The Fund also may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. The Fund may invest in U.S. government securities, money market instruments, cash and cash equivalents (e.g., corporate commercial paper) to provide liquidity and to collateralize its investments in derivative instruments. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) short term negotiable obligations of commercial banks, fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; and (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality, as determined by the Sub-Adviser.

In addition, the Fund may invest in the securities of other investment companies (including money market funds) beyond the limits permitted under the Investment Company Act of 1940 (the “1940 Act”), subject to certain terms and conditions set forth in an SEC exemptive order issued pursuant to Section 12(d)(1)(J) of the 1940 Act.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. There is a risk that the returns provided by any one Benchmark Strategy may be subject to high volatility and that the Sub-Adviser’s beliefs about the risk, expected returns and correlation properties of any one Benchmark Strategy may be incorrect. Further, the Fund’s ability to achieve its investment objective also depends on the successful allocation of the Fund’s assets among various Benchmark Strategies. There is also a risk that the Fund’s investments will correlate with the performance of the broader securities markets to a greater degree than anticipated, and the Fund will not meet its investment objective. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Investment Strategy Risk. The Sub-Adviser uses a rules-based methodology to allocate the Fund’s assets in a combination of Benchmark Strategies designed to benefit from risk premia. As market dynamics shift over time, these various Benchmark Strategies—as well as the rules-based methodology that the Sub-Adviser employs to allocate Fund assets among them—may become outdated or inaccurate. There can be no guarantee that existing market trends will continue over time or be reflected in future market movements in a manner that will permit the methodology to achieve the Fund’s objective. In particular, in markets without sustained trends, highly volatile markets or markets with significant price movements that quickly reverse, the Sub-Adviser’s investment methodology may fail to accurately predict the correct combination of Benchmark Strategies that the Fund should employ. As a result, the Fund may suffer significant losses.

Futures Contract Risk. The Fund will enter into futures contracts. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin. The Fund may determine not to “roll” the futures contracts on a predefined schedule as they approach expiration; instead the Sub-Adviser may determine to roll to another futures contract (chosen from a list of tradable futures that expire in the next 13 months) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin. The Fund must segregate liquid assets or take other appropriate measures to “cover” its exposure in respect of open positions in futures contracts. As the Fund will be invested in cash-settled futures contracts, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contracts, if any, rather than their full notional value.

Counterparty Risk. Certain derivative instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Liquidity Risk. The Fund will invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Foreign Exchange Risk. The Fund may invest in foreign currency forward contracts, which may expose the Fund to foreign exchange risk. Foreign exchange rates are determined by factors of supply and demand in the international markets, which themselves are influenced by factors such as macroeconomic, governmental policy, speculative factors, market sentiment, and other political and economic considerations. These factors may effect the value of the assets of the Fund.

Hedging Risk. Some Benchmark Strategies attempt to hedge out broader exposure to their respective asset classes by taking short positions in futures, forwards, individual stocks, or other securities. These hedges may not always be effective, can result in unexpected exposures and potential losses, and may act to magnify losses.

Diversification of Strategies Risk. While the Benchmark Strategies are designed to exhibit low correlation to each other and to the broader securities markets, there are no assurances that this low correlation will occur in the future, especially over short to medium time horizons or in periods of market stress. It is possible that under certain circumstances, including large scale market shocks, two or more of the Benchmark Strategies will have higher correlation, while trending in a direction adverse to Fund performance. In such instances, the Fund will experience higher than anticipated losses.

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security then rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. Due to the investment process of long and short positions, the Fund also may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales also may have a leveraging effect on the Fund’s portfolio.

Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques, such as short sales, can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives, and to cover its positions in these investments due to the effects of leverage. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.

Collateral Securities Risk. The Fund may invest in securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities that may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible for the Fund to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Interest Rate Risk. The Fund’s investments in U.S. government securities and commercial paper will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the value of the Fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes.

Currency Risk. The Fund’s investments and strategies will involve exposure to foreign currencies. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign currency denominated security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers also may be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency. Additionally, and as a result of the Fund’s use of currency investment strategies, the Fund’s net currency positions may expose the Fund to losses independent of any securities positions.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its holdings becomes more difficult and the judgment of the Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees (the “Board”) of the PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Risk of Investing in Investment Companies. Because the Fund may invest in other investment companies, its investment performance may depend on the investment performance of the underlying investment companies in which it invests. An investment in an investment company is subject to the risks associated with that investment company. The Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including costs and fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to the Fund’s investments in other investment companies.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to allow creations and redemptions to settle principally for cash, rather than principally in-kind because of the nature of the Fund’s investments. As such, an investment in Shares may be less tax efficient than investments in shares of conventional ETFs.

Tax Risk. For the Fund to qualify as a RIC, the Fund must meet a qualifying income test each taxable year. Failure to comply with the qualifying income requirements would have significant negative tax consequences to Fund shareholders, including the imposition of an entity-level tax on the Fund, which would reduce the amount available for distribution to shareholders. Although the Fund generally will seek to invest in derivative instruments that it believes generate qualifying income, the treatment of income from certain derivative instruments under the qualifying income requirements is not entirely clear. The Fund will seek to limit its non-qualifying income so as to qualify as a RIC. The Fund has received an opinion of counsel, which is not binding on the Internal Revenue Service (“IRS”) or the courts, that the income the Fund derives from its investments in certain futures contracts, including VIX Index futures contracts, should constitute qualifying income. Based on that opinion, the Fund believes that it will qualify as a RIC. If the IRS were to determine that income the Fund derives from VIX Index futures contracts does not constitute qualifying income, and if that position was upheld, the Fund might cease to qualify as a RIC or would be required to reduce its exposure to such investments, which may result in difficulty in implementing its investment strategies.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment strategies. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Market Risk. The Fund’s holdings are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Commodity Pool Risk. The Fund’s investments in futures contracts has caused it to be deemed a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission (“CFTC”) rules. The Adviser is registered as a Commodity Pool Operator (“CPO”), and the Fund is operated in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO imposes compliance obligations related to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of funds whose adviser is required to register as a CPO. Registration as a commodity pool may have negative effects on the ability of the Fund to engage in its planned investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on May 27, 2014 and therefore does not have a performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund’s website at www.invescopowershares.com and provides some indication of the risk of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 27, 2014 and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
PowerShares Multi-Strategy Alternative Portfolio | PowerShares Multi-Strategy Alternative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	313

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund's most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table differs from the ratio of expenses to average net assets included in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Through February 28, 2016, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.